Financial Risk Management - Unused Portions of the Committed Lines of Credit (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2020	Mar. 31, 2019
Commercial paper programs [member]
Disclosure of unused portion of borrowing facility [line items]
Unused portions of the committed lines of credit	¥ 1,084,917	¥ 1,080,503
Other committed lines of credit [member]
Disclosure of unused portion of borrowing facility [line items]
Unused portions of the committed lines of credit	63,484	58,199
Committed lines of credit [member]
Disclosure of unused portion of borrowing facility [line items]
Unused portions of the committed lines of credit	¥ 1,148,401	¥ 1,138,702